Variable Interest Entities (Details) $ in Millions		12 Months Ended
		Dec. 31, 2022 USD ($) MW		Dec. 31, 2021 USD ($)		Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
ASSETS
Current Assets		$ 6,775.5		$ 4,984.4
Net Property, Plant and Equipment		73,339.1		68,304.1
Other Noncurrent Assets		13,288.7		14,380.2
Total Assets		93,403.3		87,668.7
LIABILITIES AND EQUITY
Current Liabilities		13,266.3		10,906.4
Noncurrent Liabilities		55,968.7		54,038.8
Equity		24,122.4		22,680.2		$ 20,774.5	$ 19,913.2
Total Liabilities and Equity		93,403.3		87,668.7
Variable Interest Entities (Textuals)
Securitization Bonds		487.8		603.5
Securitized Assets		$ 446.0		552.8
Equity Method Investment, Ownership Percentage		50.00%
Equity Method Investments		$ 1,276.7		1,447.5		1,406.3
Equity Method Investment Income		109.4		(91.7)		(91.1)
Generation and Marketing [Member]
ASSETS
Total Assets		4,520.1		4,263.6
Variable Interest Entities (Textuals)
Equity Method Investments		337.6		487.8		467.0
Equity Method Investment Income		192.4		10.6		(3.2)
Unregulated Operation [Member]
ASSETS
Net Property, Plant and Equipment		2,031.6		2,000.1
Protected Cell Of Energy Insurance Services, Inc. [Member]
Variable Interest Entities (Textuals)
Insurance Premium Expense to Protected Cell		31.0		30.0		31.0
Protected Cell Of Energy Insurance Services, Inc. [Member] | Variable Interest Entities [Member]
ASSETS
Current Assets		194.5		217.3
Net Property, Plant and Equipment		0.0		0.0
Other Noncurrent Assets		0.3		0.0
Total Assets		194.8		217.3
LIABILITIES AND EQUITY
Current Liabilities		46.4		37.5
Noncurrent Liabilities		79.1		82.3
Equity		69.3		97.5
Total Liabilities and Equity		$ 194.8		217.3
Transource Energy [Member]
Variable Interest Entities (Textuals)
Debt-to-Total Capitalization Maximum		67.50%
Transource Energy [Member] | Variable Interest Entities [Member]
ASSETS
Current Assets		$ 23.5		38.8
Net Property, Plant and Equipment		482.3		475.4
Other Noncurrent Assets		2.7		3.0
Total Assets		508.5		517.2
LIABILITIES AND EQUITY
Current Liabilities		22.8		12.5
Noncurrent Liabilities		218.6		216.9
Equity		267.1		287.8
Total Liabilities and Equity		508.5		517.2
Trent and Desert Sky Wind Farms [Member] | Generation and Marketing [Member]
Variable Interest Entities (Textuals)
Redeemable Noncontrolling Interest		63.0
Apple Blossom and Black Oak [Member]
Variable Interest Entities (Textuals)
Noncontrolling Interest in Variable Interest Entity		94.0		108.0
HLBV Income for Noncontrolling Interests		$ 9.0		7.0
Long-term PPA Energy Production		100.00%
Apple Blossom and Black Oak [Member] | Variable Interest Entities [Member]
ASSETS
Current Assets		$ 8.3		9.9
Net Property, Plant and Equipment		216.5		217.3
Other Noncurrent Assets		13.6		11.3
Total Assets		238.4		238.5
LIABILITIES AND EQUITY
Current Liabilities		4.5		6.6
Noncurrent Liabilities		5.4		5.2
Equity		228.5		226.7
Total Liabilities and Equity		238.4		238.5
Santa Rita East [Member]
Variable Interest Entities (Textuals)
Noncontrolling Interest in Variable Interest Entity		58.0		59.0
Production Tax Credits		$ 24.0		25.0		$ 23.0
Equity Ownership Percentage		85.00%
Equity Ownership Percentage		85.00%
Santa Rita East [Member] | Generation and Marketing [Member]
Variable Interest Entities (Textuals)
Percentage of an Asset Acquired		85.00%				10.00%
WindGenerationMWs | MW		302
Santa Rita East [Member] | Variable Interest Entities [Member]
ASSETS
Current Assets		$ 21.3		7.6
Net Property, Plant and Equipment		421.6		437.6
Other Noncurrent Assets		0.1		0.0
Total Assets		443.0		445.2
LIABILITIES AND EQUITY
Current Liabilities		9.6		5.8
Noncurrent Liabilities		7.3		7.0
Equity		426.1		432.4
Total Liabilities and Equity		$ 443.0		445.2
AEP Credit, Inc.
Variable Interest Entities (Textuals)
Minimum Percentage of Equity AEP Provides		5.00%
Percentage Of Short Term Borrowing Needs In Excess Of Third Party Financings		25.00%
AEP Credit, Inc. | Variable Interest Entities [Member]
ASSETS
Current Assets		$ 1,181.0		996.6
Net Property, Plant and Equipment		0.0		0.0
Other Noncurrent Assets		9.0		10.4
Total Assets		1,190.0		1,007.0
LIABILITIES AND EQUITY
Current Liabilities		1,087.8		953.1
Noncurrent Liabilities		0.9		0.9
Equity		101.3		53.0
Total Liabilities and Equity		1,190.0		1,007.0
Dolet Hills Lignite Co, LLC [Member]
Variable Interest Entities (Textuals)
Equity Method Investment Income		$ (1.4)		(3.4)		$ (2.9)
Ohio Valley Electric Corporation [Member]
Variable Interest Entities (Textuals)
AEP's Ownership In OVEC		43.47%
Approximate OVEC Generating Capacity (MWs) | MW		2,400
Intercompany Power Agreement End Date		2040
Outstanding Indebtedness		$ 1,100.0		1,100.0
Dry Lake Solar Project [Member]
Variable Interest Entities (Textuals)
Noncontrolling Interest in Variable Interest Entity		$ 34.0		35.0
Percentage of an Asset Acquired		75.00%
Dry Lake Solar Project [Member] | Generation and Marketing [Member]
Variable Interest Entities (Textuals)
Solar Generation MWs | MW		100
Dry Lake Solar Project [Member] | Variable Interest Entities [Member]
ASSETS
Current Assets		$ 4.0		4.0
Net Property, Plant and Equipment		142.6		146.1
Other Noncurrent Assets		0.3		0.3
Total Assets		146.9		150.4
LIABILITIES AND EQUITY
Current Liabilities		1.0		0.9
Noncurrent Liabilities		0.7		0.6
Equity		145.2		148.9
Total Liabilities and Equity		$ 146.9		150.4
Joint Venture Wind Farms [Member]
Variable Interest Entities (Textuals)
Long-term PPA Energy Production		100.00%
Rockport Generating Plant (Unit No. 2) [Member]
Variable Interest Entities (Textuals)
Jointly Owned Utility Plant, Proportionate Ownership Share		100.00%
Capital Contribution From Parent [Member] | Ohio Valley Electric Corporation [Member]
Investments in and Advance to Affiliates, Subsidiaries, Associates, and Joint Ventures
As Reported on the Balance Sheet		$ 4.4		4.4
Maximum Exposure		4.4		4.4
Retained Earnings [Member]
LIABILITIES AND EQUITY
Equity		12,345.6		11,667.1		10,687.8	9,900.9
AEP's Ratio of OVEC Debt [Member] | Ohio Valley Electric Corporation [Member]
Investments in and Advance to Affiliates, Subsidiaries, Associates, and Joint Ventures
As Reported on the Balance Sheet	[1]	0.0		0.0
Maximum Exposure	[1]	478.2		492.0
Total Investment [Member] | Ohio Valley Electric Corporation [Member]
Investments in and Advance to Affiliates, Subsidiaries, Associates, and Joint Ventures
As Reported on the Balance Sheet		4.4		4.4
Maximum Exposure		$ 482.6		496.4
Long-term PPA MWs [Member] | Santa Rita East [Member]
Variable Interest Entities (Textuals)
WindGenerationMWs | MW		260
Sold at Wholesale MWs [Member] | Santa Rita East [Member]
Variable Interest Entities (Textuals)
WindGenerationMWs | MW		42
Great Plains Energy Inc. [Member] | Transource Energy [Member]
Variable Interest Entities (Textuals)
Equity and Voting Ownership Percentage		13.50%
Cleco Power, LLC [Member]
Variable Interest Entities (Textuals)
Percentage of VIE Sales of Lignite Produced		50.00%
AEP Transmission Co [Member]
ASSETS
Current Assets		$ 188.7		165.0
Net Property, Plant and Equipment		13,339.9		12,101.0
Other Noncurrent Assets		285.6		258.4
Total Assets		13,814.2		12,524.4
LIABILITIES AND EQUITY
Current Liabilities		1,368.0		1,273.9
Noncurrent Liabilities		6,573.2		5,874.4
Total Liabilities and Equity		13,814.2		12,524.4
AEP Transmission Co [Member] | Unregulated Operation [Member]
ASSETS
Net Property, Plant and Equipment		0.3		0.1
AEP Transmission Co [Member] | Billings from AEP Service Corporation [Member]
Variable Interest Entities (Textuals)
Billings from VIE		286.6		267.1		270.3
AEP Transmission Co [Member] | Carrying Amount in AEP Service Corporation's Accounts Payable [Member]
Investments in and Advance to Affiliates, Subsidiaries, Associates, and Joint Ventures
As Reported on the Balance Sheet		31.6		23.3
Maximum Exposure		31.6		23.3
Appalachian Power Co [Member]
ASSETS
Current Assets		1,259.6		925.3
Net Property, Plant and Equipment		12,379.2		11,804.3
Other Noncurrent Assets		1,583.4		1,359.3
Total Assets		15,222.2		14,088.9
LIABILITIES AND EQUITY
Current Liabilities		1,390.2		1,415.9
Noncurrent Liabilities		8,856.6		8,025.1
Equity		4,975.4		4,647.9		4,344.3	4,172.4
Total Liabilities and Equity		15,222.2		14,088.9
Variable Interest Entities (Textuals)
Securitization Bonds		173.3		198.8
Securitized Assets		159.6		185.1
Amount Of Power Purchased From OVEC		119.3		104.3		94.4
Appalachian Power Co [Member] | Unregulated Operation [Member]
ASSETS
Net Property, Plant and Equipment		29.4		23.3
Appalachian Power Co [Member] | Appalachian Consumer Rate Relief Funding [Member]
Variable Interest Entities (Textuals)
Securitized Assets		160.0		185.0
Appalachian Power Co [Member] | Appalachian Consumer Rate Relief Funding [Member] | Variable Interest Entities [Member]
ASSETS
Current Assets		13.5		16.0
Net Property, Plant and Equipment		0.0		0.0
Other Noncurrent Assets		164.6	[2]	187.8	[3]
Total Assets		178.1		203.8
LIABILITIES AND EQUITY
Current Liabilities		29.3		29.0
Noncurrent Liabilities		146.9		172.9
Equity		1.9		1.9
Total Liabilities and Equity		$ 178.1		203.8
Appalachian Power Co [Member] | Ohio Valley Electric Corporation [Member]
Variable Interest Entities (Textuals)
Power Participation Ratio		15.69%
Outstanding Indebtedness		$ 173.0		177.0
Appalachian Power Co [Member] | Billings from AEP Service Corporation [Member]
Variable Interest Entities (Textuals)
Billings from VIE		347.5		313.3		294.9
Appalachian Power Co [Member] | Carrying Amount in AEP Service Corporation's Accounts Payable [Member]
Investments in and Advance to Affiliates, Subsidiaries, Associates, and Joint Ventures
As Reported on the Balance Sheet		41.5		44.1
Maximum Exposure		41.5		44.1
Appalachian Power Co [Member] | Retained Earnings [Member]
LIABILITIES AND EQUITY
Equity		2,891.1		2,534.4		2,248.0	2,078.3
Appalachian Power Co [Member] | Other Noncurrent Assets [Member] | Appalachian Consumer Rate Relief Funding [Member]
Variable Interest Entities (Textuals)
Intercompany Item Eliminated in Consolidation		2.0		2.0
Appalachian Power Co [Member] | Current Liabilities [Member] | Appalachian Consumer Rate Relief Funding [Member]
Variable Interest Entities (Textuals)
Securitization Bonds		26.0		26.0
Appalachian Power Co [Member] | Noncurrent Liabilities [Member] | Appalachian Consumer Rate Relief Funding [Member]
Variable Interest Entities (Textuals)
Securitization Bonds		147.0		173.0
Indiana Michigan Power Co [Member]
ASSETS
Current Assets		571.8		439.4
Net Property, Plant and Equipment		7,411.5		7,310.9
Other Noncurrent Assets		4,135.6		4,657.9
Total Assets		12,118.9		12,408.2
LIABILITIES AND EQUITY
Current Liabilities		1,197.1		894.0
Noncurrent Liabilities		7,913.5		8,729.5
Equity		3,008.3		2,784.7		2,749.2	2,544.4
Total Liabilities and Equity		12,118.9		12,408.2
Variable Interest Entities (Textuals)
Amount Of Power Purchased From OVEC		59.7		52.2		47.2
Indiana Michigan Power Co [Member] | Unregulated Operation [Member]
ASSETS
Net Property, Plant and Equipment		78.7		23.3
Indiana Michigan Power Co [Member] | DCC Fuel [Member]
Variable Interest Entities (Textuals)
Payments Made by I&M to DCC Fuel		$ 84.0		91.0		94.0
Capital Lease Term		54 months
Indiana Michigan Power Co [Member] | DCC Fuel [Member] | Variable Interest Entities [Member]
ASSETS
Current Assets		$ 90.2		65.2
Net Property, Plant and Equipment		179.1		118.6
Other Noncurrent Assets		94.0		57.2
Total Assets		363.3		241.0
LIABILITIES AND EQUITY
Current Liabilities		90.0		65.1
Noncurrent Liabilities		273.3		175.9
Equity		0.0		0.0
Total Liabilities and Equity		$ 363.3		241.0
Indiana Michigan Power Co [Member] | Ohio Valley Electric Corporation [Member]
Variable Interest Entities (Textuals)
Power Participation Ratio		7.85%
Outstanding Indebtedness		$ 86.0		89.0
Indiana Michigan Power Co [Member] | Billings from AEP Service Corporation [Member]
Variable Interest Entities (Textuals)
Billings from VIE		192.4		200.9		210.2
Indiana Michigan Power Co [Member] | Carrying Amount in AEP Service Corporation's Accounts Payable [Member]
Investments in and Advance to Affiliates, Subsidiaries, Associates, and Joint Ventures
As Reported on the Balance Sheet		27.7		21.8
Maximum Exposure		27.7		21.8
Indiana Michigan Power Co [Member] | Billings from AEP Generating Company [Member]
Variable Interest Entities (Textuals)
Billings from VIE		242.0		218.0		173.0
Indiana Michigan Power Co [Member] | Carrying Amount in AEP Generating Company's Accounts Payable [Member]
Investments in and Advance to Affiliates, Subsidiaries, Associates, and Joint Ventures
As Reported on the Balance Sheet		$ 17.0		18.0
Indiana Michigan Power Co [Member] | Rockport Generating Plant
Variable Interest Entities (Textuals)
Jointly Owned Utility Plant, Proportionate Ownership Share		50.00%
Indiana Michigan Power Co [Member] | Retained Earnings [Member]
LIABILITIES AND EQUITY
Equity		$ 1,963.2		1,748.5		1,718.7	1,518.5
Ohio Power Co [Member]
ASSETS
Current Assets		414.4		327.5
Net Property, Plant and Equipment		8,609.3		7,963.0
Other Noncurrent Assets		979.4		975.3
Total Assets		10,003.1		9,265.8
LIABILITIES AND EQUITY
Current Liabilities		1,635.5		1,245.7
Noncurrent Liabilities		5,279.5		5,173.8
Equity		3,088.1		2,846.3		2,692.7	2,508.5
Total Liabilities and Equity		10,003.1		9,265.8
Variable Interest Entities (Textuals)
Amount Of Power Purchased From OVEC		151.8		133.0		120.8
Equity Method Investment Income		(0.6)		0.0		0.0
Ohio Power Co [Member] | Unregulated Operation [Member]
ASSETS
Net Property, Plant and Equipment		$ 9.8		9.8
Ohio Power Co [Member] | Ohio Valley Electric Corporation [Member]
Variable Interest Entities (Textuals)
AEP's Ownership In OVEC		4.30%
Power Participation Ratio		19.93%
Outstanding Indebtedness		$ 219.0		226.0
Ohio Power Co [Member] | Billings from AEP Service Corporation [Member]
Variable Interest Entities (Textuals)
Billings from VIE		272.5		234.9		232.8
Ohio Power Co [Member] | Carrying Amount in AEP Service Corporation's Accounts Payable [Member]
Investments in and Advance to Affiliates, Subsidiaries, Associates, and Joint Ventures
As Reported on the Balance Sheet		31.1		25.5
Maximum Exposure		31.1		25.5
Ohio Power Co [Member] | Retained Earnings [Member]
LIABILITIES AND EQUITY
Equity		1,929.1		1,686.3		1,532.7	1,348.5
Public Service Co Of Oklahoma [Member]
ASSETS
Current Assets		491.5		386.8
Net Property, Plant and Equipment		5,626.5		4,802.8
Other Noncurrent Assets		847.9		1,209.4
Total Assets		6,965.9		6,399.0
LIABILITIES AND EQUITY
Current Liabilities		842.7		562.7
Noncurrent Liabilities		3,704.1		3,544.7
Equity		2,419.1		2,291.6		1,545.6	1,373.3
Total Liabilities and Equity		6,965.9		6,399.0
Public Service Co Of Oklahoma [Member] | Unregulated Operation [Member]
ASSETS
Net Property, Plant and Equipment		5.0		5.3
Public Service Co Of Oklahoma [Member] | Billings from AEP Service Corporation [Member]
Variable Interest Entities (Textuals)
Billings from VIE		142.3		123.7		113.2
Public Service Co Of Oklahoma [Member] | Carrying Amount in AEP Service Corporation's Accounts Payable [Member]
Investments in and Advance to Affiliates, Subsidiaries, Associates, and Joint Ventures
As Reported on the Balance Sheet		17.7		13.7
Maximum Exposure		17.7		13.7
Public Service Co Of Oklahoma [Member] | Retained Earnings [Member]
LIABILITIES AND EQUITY
Equity		1,218.0		1,095.4		974.3	851.0
Southwestern Electric Power Co [Member]
ASSETS
Current Assets		812.2		668.5
Net Property, Plant and Equipment		8,262.2		7,400.1
Other Noncurrent Assets		1,304.4		1,257.1
Total Assets		10,378.8		9,325.7
LIABILITIES AND EQUITY
Current Liabilities		947.7		538.7
Noncurrent Liabilities		5,756.3		5,637.2
Equity		3,674.8		3,149.8		2,627.7	2,441.1
Total Liabilities and Equity		10,378.8		9,325.7
Variable Interest Entities (Textuals)
Equity Method Investment Income		(1.4)		(3.4)		(2.9)
Southwestern Electric Power Co [Member] | Unregulated Operation [Member]
ASSETS
Net Property, Plant and Equipment		9.3		53.9
Southwestern Electric Power Co [Member] | Sabine Mining Co [Member]
Variable Interest Entities (Textuals)
Billings from VIE		168.0		162.0		131.0
Guarantees Of Mine Reclamation Amount		155.0
Estimated Final Cost Mine Reclamation		135.0
Amount Collected, Rider Mine Close Other Assets Noncurrent		33.0
Amount Collected Through Rider For Final Mine Closure And Reclamation Costs		89.0
Amount Collected, Rider Mine Close ARO Noncurrent		$ 122.0
Mine End-of-Life Date		2023
Reclamation Complete Date		2037
Southwestern Electric Power Co [Member] | Sabine Mining Co [Member] | Variable Interest Entities [Member]
ASSETS
Current Assets		$ 108.3		77.2
Net Property, Plant and Equipment		7.2		51.8
Other Noncurrent Assets		130.0		104.1
Total Assets		245.5		233.1
LIABILITIES AND EQUITY
Current Liabilities		25.4		18.9
Noncurrent Liabilities		219.4		214.3
Equity		0.7		(0.1)
Total Liabilities and Equity		$ 245.5		233.1
Southwestern Electric Power Co [Member] | Dolet Hills Lignite Co, LLC [Member]
Variable Interest Entities (Textuals)
Billings from VIE				47.0		142.0
Percentage of VIE Sales of Lignite Produced		50.00%
Percentage of DHLCs Debt Guaranteed by Each SWEPCo and CLECO		50.00%
Percentage of Management Fee Received by SWEPCo from DHLC		100.00%
Equity Method Investment Income		$ (1.4)		(3.4)		(2.9)
Dividends		25.0		0.0		0.0
Southwestern Electric Power Co [Member] | Billings from AEP Service Corporation [Member]
Variable Interest Entities (Textuals)
Billings from VIE		192.5		168.6		161.8
Southwestern Electric Power Co [Member] | Carrying Amount in AEP Service Corporation's Accounts Payable [Member]
Investments in and Advance to Affiliates, Subsidiaries, Associates, and Joint Ventures
As Reported on the Balance Sheet		23.8		20.5
Maximum Exposure		23.8		20.5
Southwestern Electric Power Co [Member] | Capital Contribution From Parent [Member] | Dolet Hills Lignite Co, LLC [Member]
Investments in and Advance to Affiliates, Subsidiaries, Associates, and Joint Ventures
As Reported on the Balance Sheet		7.6		7.6
Maximum Exposure		7.6		7.6
Southwestern Electric Power Co [Member] | Retained Earnings [Member]
LIABILITIES AND EQUITY
Equity		2,236.0		2,050.9		1,811.9	1,629.5
Southwestern Electric Power Co [Member] | Retained Earnings [Member] | Dolet Hills Lignite Co, LLC [Member]
Investments in and Advance to Affiliates, Subsidiaries, Associates, and Joint Ventures
As Reported on the Balance Sheet		0.4		23.8
Maximum Exposure		0.4		23.8
Southwestern Electric Power Co [Member] | SWEPCo's Share of Obligations [Member] | Dolet Hills Lignite Co, LLC [Member]
Investments in and Advance to Affiliates, Subsidiaries, Associates, and Joint Ventures
As Reported on the Balance Sheet		0.0		0.0
Maximum Exposure		36.8		50.3
Southwestern Electric Power Co [Member] | Total Investment [Member] | Dolet Hills Lignite Co, LLC [Member]
Investments in and Advance to Affiliates, Subsidiaries, Associates, and Joint Ventures
As Reported on the Balance Sheet		8.0		31.4
Maximum Exposure		$ 44.8		81.7
AEP Generating Co [Member] | Rockport Generating Plant
Variable Interest Entities (Textuals)
Jointly Owned Utility Plant, Proportionate Ownership Share		50.00%
Transource Energy [Member]
Variable Interest Entities (Textuals)
Equity and Voting Ownership Percentage		86.50%
AEP Texas Inc. [Member]
ASSETS
Current Assets		$ 446.9		347.2
Net Property, Plant and Equipment		11,681.6		10,635.4
Other Noncurrent Assets		763.7		854.1
Total Assets		12,892.2		11,836.7
LIABILITIES AND EQUITY
Current Liabilities		1,043.8		1,311.7
Noncurrent Liabilities		7,944.1		6,930.8
Equity		3,904.3		3,594.2		3,206.0	2,961.1
Total Liabilities and Equity		12,892.2		11,836.7
Variable Interest Entities (Textuals)
Securitization Bonds		314.4		404.7
Securitized Assets		286.4		367.6
AEP Texas Inc. [Member] | Unregulated Operation [Member]
ASSETS
Net Property, Plant and Equipment		1.2		1.2
AEP Texas Inc. [Member] | AEP Texas Central Transition Funding Co [Member]
Variable Interest Entities (Textuals)
Securitized Assets		125.0		184.0
AEP Texas Inc. [Member] | AEP Texas Central Transition Funding Co [Member] | Variable Interest Entities [Member]
ASSETS
Current Assets		27.0		24.9
Net Property, Plant and Equipment		0.0		0.0
Other Noncurrent Assets		140.9	[4]	208.3	[5]
Total Assets		167.9		233.2
LIABILITIES AND EQUITY
Current Liabilities		73.2		71.2
Noncurrent Liabilities		90.4		157.8
Equity		4.3		4.2
Total Liabilities and Equity		167.9		233.2
AEP Texas Inc. [Member] | Restoration Funding [Member]
Variable Interest Entities (Textuals)
Securitized Assets		161.0		183.0
AEP Texas Inc. [Member] | Restoration Funding [Member] | Variable Interest Entities [Member]
ASSETS
Current Assets		21.1		24.3
Net Property, Plant and Equipment		0.0		0.0
Other Noncurrent Assets		168.8	[6]	192.6	[7]
Total Assets		189.9		216.9
LIABILITIES AND EQUITY
Current Liabilities		31.3		36.1
Noncurrent Liabilities		157.4		179.6
Equity		1.2		1.2
Total Liabilities and Equity		189.9		216.9
AEP Texas Inc. [Member] | Billings from AEP Service Corporation [Member]
Variable Interest Entities (Textuals)
Billings from VIE		236.8		206.9		199.4
AEP Texas Inc. [Member] | Carrying Amount in AEP Service Corporation's Accounts Payable [Member]
Investments in and Advance to Affiliates, Subsidiaries, Associates, and Joint Ventures
As Reported on the Balance Sheet		27.8		22.2
Maximum Exposure		27.8		22.2
AEP Texas Inc. [Member] | Retained Earnings [Member]
LIABILITIES AND EQUITY
Equity		2,354.7		2,046.8		1,757.0	$ 1,516.0
AEP Texas Inc. [Member] | Other Noncurrent Assets [Member] | AEP Texas Central Transition Funding Co [Member]
Variable Interest Entities (Textuals)
Intercompany Item Eliminated in Consolidation		16.0		24.0
AEP Texas Inc. [Member] | Other Noncurrent Assets [Member] | Restoration Funding [Member]
Variable Interest Entities (Textuals)
Intercompany Item Eliminated in Consolidation		7.0		8.0
AEP Texas Inc. [Member] | Current Liabilities [Member] | AEP Texas Central Transition Funding Co [Member]
Variable Interest Entities (Textuals)
Securitization Bonds		70.0		68.0
AEP Texas Inc. [Member] | Current Liabilities [Member] | Restoration Funding [Member]
Variable Interest Entities (Textuals)
Securitization Bonds		24.0		23.0
AEP Texas Inc. [Member] | Noncurrent Liabilities [Member] | AEP Texas Central Transition Funding Co [Member]
Variable Interest Entities (Textuals)
Securitization Bonds		71.0		141.0
AEP Texas Inc. [Member] | Noncurrent Liabilities [Member] | Restoration Funding [Member]
Variable Interest Entities (Textuals)
Securitization Bonds		$ 150.0		173.0
Parent Company [Member] | Ohio Valley Electric Corporation [Member]
Variable Interest Entities (Textuals)
AEP's Ownership In OVEC		39.17%
Joint Venture Wind Farms [Member]
Variable Interest Entities (Textuals)
Equity Method Investment, Ownership Percentage		50.00%
Production Tax Credits		$ 39.0		33.0		36.0
Equity Method Investments		247.0		399.0
Equity Method Investment Income		194.0		12.0		(2.0)
Equity Method Investment, Difference Between Carrying Amount and Underlying Equity		$ 62.0		(3.0)
Berkshire Hathaway [Member]
Variable Interest Entities (Textuals)
Equity Method Investment, Ownership Percentage		50.00%
AEP Transmission Holdco [Member]
Variable Interest Entities (Textuals)
Equity Method Investment, Ownership Percentage		50.00%
BP Wind Energy [Member]
Variable Interest Entities (Textuals)
Equity Method Investment, Ownership Percentage		50.00%
BP Wind Energy [Member] | Generation and Marketing [Member]
Variable Interest Entities (Textuals)
Equity Method Investment, Ownership Percentage		50.00%
ETT [Member]
Variable Interest Entities (Textuals)
Equity Method Investments		$ 762.0		733.0
Equity Method Investment Income		$ (74.0)		$ (66.0)		$ (68.0)

[1]	Based on the Registrants’ power participation ratios APCo, I&M and OPCo’s share of OVEC debt was $173 million, $86 million and $219 million as of December 31, 2022 and $177 million, $89 million and $226 million as of December 31, 2021, respectively.
[2]	Includes an intercompany item eliminated in consolidation of $2 million.
[3]	Includes an intercompany item eliminated in consolidation of $2 million.
[4]	Includes an intercompany item eliminated in consolidation of $16 million.
[5]	Includes an intercompany item eliminated in consolidation of $24 million.
[6]	Includes an intercompany item eliminated in consolidation of $7 million.
[7]	Includes an intercompany item eliminated in consolidation of $8 million.